Derivative financial instruments - Hedging instruments which are carried on the Barclays Bank's balance sheet (Cash flow hedges and hedges of net investments in foreign operations) (Narrative) (Details) - Cash flow hedges [member] - Foreign exchange risk [member] - Hedges
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
For number of hedges	1	0
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
The average rate % of the hedging instruments across the relationships is:	133.03%	0.00%